Loans Held-for-Investment (Allowance for Loan Losses) (Details) - USD ($) $ in Millions	3 Months Ended													6 Months Ended		12 Months Ended
	Jun. 30, 2016	Dec. 31, 2015	Sep. 30, 2015	Jun. 30, 2015	Mar. 31, 2015	Dec. 31, 2014	Sep. 30, 2014	Jun. 30, 2014	Mar. 31, 2014	Dec. 31, 2013	Sep. 30, 2013	Jun. 30, 2013	Mar. 31, 2013	Jun. 30, 2016	Jun. 30, 2015	Dec. 31, 2015	Dec. 31, 2014	Dec. 31, 2013	Jun. 30, 2016	Dec. 31, 2015	Dec. 31, 2014
Allowance for Loan Losses [Roll Forward]
Beginning balance allowance for loan losses	$ 162		$ 222	$ 253	$ 297				$ 207				$ 305	$ 187	$ 297	$ 297	$ 207	$ 305
Charge-offs	(10)			(21)										(24)	(64)	(101)	(52)	(197)
Recoveries	1			3										3	6	10	10	29
Provision	(3)	$ (1)	(1)	(13)	(4)	$ 5	$ 8	$ 6	112	$ 14	$ 4	$ 31	21	(16)	(17)	(19)	132	70
Ending balance allowance for loan losses	150	187		222	253	297				207				150	222	187	297	207
Allowance for Loan Losses, Additional Disclosure [Abstract]
Loans held-for-investment, individually evaluated																			$ 77	$ 120	$ 417
Loans held-for-investment, collectively evaluated																			5,657	6,121	3,820
Total loans																			5,734	6,241	4,237
Allowance for loan losses, individually evaluated																			16	20	88
Allowance for loan losses, collectively evaluated																			134	167	209
Total allowance for loan losses	162	187	222	253	297	297			207	207			305	187	297	297	207	305	150	187	297
Financing Receivable, Significant Sales				15											51
Residential first mortgage
Allowance for Loan Losses [Roll Forward]
Beginning balance allowance for loan losses	95		151	188	234				162				220	116	234	234	162	220
Charge-offs	(8)			(19)										(19)	(60)	(87)	(38)	(133)
Recoveries	1			1										1	2	3	3	15
Provision	(7)			(19)										(17)	(25)	(34)	107	60
Ending balance allowance for loan losses	81	116		151	188	234				162				81	151	116	234	162
Allowance for Loan Losses, Additional Disclosure [Abstract]
Loans held-for-investment, individually evaluated																			43	87	385
Loans held-for-investment, collectively evaluated																			2,027	3,007	1,782
Total loans																			2,070	3,094	2,167
Allowance for loan losses, individually evaluated																			7	12	82
Allowance for loan losses, collectively evaluated																			74	104	152
Total allowance for loan losses	95	116	151	188	234	234			162	162			220	116	234	234	162	220	81	116	234
Second mortgage
Allowance for Loan Losses [Roll Forward]
Beginning balance allowance for loan losses	10		14	12	12				12				20	11	12	12	12	20
Charge-offs	(1)			(1)										(2)	(2)	(4)	(3)	(6)
Recoveries	1			1										1	1	2	1	1
Provision	0			2										0	3	1	2	(3)
Ending balance allowance for loan losses	10	11		14	12	12				12				10	14	11	12	12
Allowance for Loan Losses, Additional Disclosure [Abstract]
Loans held-for-investment, individually evaluated																			27	28	31
Loans held-for-investment, collectively evaluated																			61	65	65
Total loans																			88	93	96
Allowance for loan losses, individually evaluated																			6	6	5
Allowance for loan losses, collectively evaluated																			4	5	7
Total allowance for loan losses	10	11	14	12	12	12			12	12			20	11	12	12	12	20	10	11	12
HELOC
Allowance for Loan Losses [Roll Forward]
Beginning balance allowance for loan losses	20		25	21	19				8				18	21	19	19	8	18
Charge-offs	0			0										(1)	(1)	(3)	(6)	(5)
Recoveries	(1)			0										0	0	0	0	1
Provision	1			4										0	7	5	17	(6)
Ending balance allowance for loan losses	20	21		25	21	19				8				20	25	21	19	8
Allowance for Loan Losses, Additional Disclosure [Abstract]
Loans held-for-investment, individually evaluated																			6	3	1
Loans held-for-investment, collectively evaluated																			296	318	124
Total loans																			302	321	125
Allowance for loan losses, individually evaluated																			3	1	1
Allowance for loan losses, collectively evaluated																			17	20	18
Total allowance for loan losses	20	21	25	21	19	19			8	8			18	21	19	19	8	18	20	21	19
Other
Allowance for Loan Losses [Roll Forward]
Beginning balance allowance for loan losses	2		1	0	1				2				2	2	1	1	2	2
Charge-offs	(1)			(1)										(2)	(1)	(4)	(2)	(4)
Recoveries	0			1										1	1	3	3	2
Provision	0			1										0	0	2	(2)	2
Ending balance allowance for loan losses	1	2		1	0	1				2				1	1	2	1	2
Allowance for Loan Losses, Additional Disclosure [Abstract]
Loans held-for-investment, individually evaluated																			0	0	0
Loans held-for-investment, collectively evaluated																			32	31	31
Total loans																			32	31	31
Allowance for loan losses, individually evaluated																			0	1	0
Allowance for loan losses, collectively evaluated																			1	1	1
Total allowance for loan losses	2	2	1	0	1	1			2	2			2	2	1	1	2	2	1	2	1
Commercial real estate
Allowance for Loan Losses [Roll Forward]
Beginning balance allowance for loan losses	19		15	16	17				19				41	18	17	17	19	41
Charge-offs	0			0										0	0	0	(3)	(47)
Recoveries	0			0										0	2	2	3	10
Provision	0			(1)										1	(4)	(1)	(2)	15
Ending balance allowance for loan losses	19	18		15	16	17				19				19	15	18	17	19
Allowance for Loan Losses, Additional Disclosure [Abstract]
Loans held-for-investment, individually evaluated																			0	0	0
Loans held-for-investment, collectively evaluated																			976	814	620
Total loans																			976	814	620
Allowance for loan losses, individually evaluated																			0	0	0
Allowance for loan losses, collectively evaluated																			19	18	17
Total allowance for loan losses	19	18	15	16	17	17			19	19			41	18	17	17	19	41	19	18	17
Commercial and industrial
Allowance for Loan Losses [Roll Forward]
Beginning balance allowance for loan losses	10		12	12	11				3				3	13	11	11	3	3
Charge-offs	0			0										0	0	(3)	0	(2)
Recoveries	0			0										0	0	0	0	0
Provision	1			0										(2)	1	5	8	2
Ending balance allowance for loan losses	11	13		12	12	11				3				11	12	13	11	3
Allowance for Loan Losses, Additional Disclosure [Abstract]
Loans held-for-investment, individually evaluated																			1	2	0
Loans held-for-investment, collectively evaluated																			614	550	429
Total loans																			615	552	429
Allowance for loan losses, individually evaluated																			0	0	0
Allowance for loan losses, collectively evaluated																			11	13	11
Total allowance for loan losses	10	13	12	12	11	11			3	3			3	13	11	11	3	3	11	13	11
Warehouse lending
Allowance for Loan Losses [Roll Forward]
Beginning balance allowance for loan losses	6		4	4	3				1				1	6	3	3	1	1
Charge-offs	0			0										0	0	0	0	0
Recoveries	0			0										0	0	0	0	0
Provision	2			0										2	1	3	2	0
Ending balance allowance for loan losses	8	6		4	4	3				1				8	4	6	3	1
Allowance for Loan Losses, Additional Disclosure [Abstract]
Loans held-for-investment, individually evaluated																			0	0	0
Loans held-for-investment, collectively evaluated																			1,651	1,336	769
Total loans																			1,651	1,336	769
Allowance for loan losses, individually evaluated																			0	0	0
Allowance for loan losses, collectively evaluated																			8	6	3
Total allowance for loan losses	$ 6	$ 6	$ 4	$ 4	$ 3	$ 3			$ 1	$ 1			$ 1	$ 6	$ 3	$ 3	$ 1	$ 1	$ 8	$ 6	$ 3